Intangible assets and good will, net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Intangible assets and good will, net
(14)	Intangible assets and good will, net
Intangible assets and good will, net of amortization as of December 31, 2019 and 2018 are follows:

	December 31, 2019	December 31, 2018
Routes	$31,911	$34,299
Trademarks	3,938	3,959
Software and webpages	158,690	84,470
Other intangible rights	2,935	83,042

Subtotal	197,474	205,770
Goodwill	308,033	308,033

Total Intangible Assets	$505,507	$513,803

The following is the detail of intangible assets as of December 31, 2019 and 2018:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others	Total
Cost:
December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Additions (1)	—	—	—	34,751	2,099	36,850
Transfers	—	—	—	76,025	(76,025)	—
Disposals	—	—	(21)	—	—	(21)
Sale of subsidiaries	—	—	—	(50)	—	(50)

December 31, 2019	$311,180	$52,481	$3,938	$282,126	$27,521	$677,246

Accumulated Amortization and Impairment Losses:
December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Amortization for the year	—	2,388	—	36,551	6,181	45,120
Sale of subsidiaries	—	—	—	(45)	—	(45)

December 31, 2019	$3,147	$20,570	$—	$123,436	$24,586	$171,739

Carrying Amounts:
December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

December 31, 2019	$308,033	$31,911	$3,938	$158,690	$2,935	$505,507

(1)	The main acquisitions of other intangibles correspond to SAP project for $21,825, digital transformation project for $2,387, CRM project $2,179, Core System project $1,108.

The following is the detail of intangible assets as of December 31, 2018 and 2017:

	Goodwill	Routes	Trade- Marks	Software & Webpages	Others (1)	Total
Cost:
December 31, 2017	$314,420	$52,481	$3,938	$147,512	$8,721	$527,072

Other Acquisitions – Internally developed	—	—	21	23,888	92,726	116,635
Acquisitions / Adjustment through Business Combinations	(3,240)	—	—	—	—	(3,240)

December 31, 2018	$311,180	$52,481	$3,959	$171,400	$101,447	$640,467

Accumulated Amortization and Impairment Losses:
December 31, 2017	$3,147	$15,978	$—	$76,585	$4,783	$100,493

Amortization for the year	—	2,204	—	10,345	13,622	26,171

December 31, 2018	$3,147	$18,182	$—	$86,930	$18,405	$126,664

Carrying Amounts:
December 31, 2017	$311,273	$36,503	$3,938	$70,927	$3,938	$426,579

December 31, 2018	$308,033	$34,299	$3,959	$84,470	$83,042	$513,803

(1)	The main acquisitions of other intangibles correspond to digital transformation project for $28,567, the SAP project for $17,566, J2C project for $13,056, SOC Project for $8,848 and CRM project 5,936.

(14.1) Goodwill and intangible assets with indefinite useful life
For the purposes of impairment testing of goodwill acquired through combinations of business and other intangibles with indefinite useful life, acquired before 2019, have been assigned to the air transport segment, since the Group considers that according to the operational and financial synergies between the different companies of the Group, this is the most appropriate and least arbitrary to measure the recoverable amount. In line with operative model of the Group.
The carrying value of the goodwill allocated to the air transport segment is as follows:

	December 31, 2019	December 31, 2018 (1)
Goodwill	$308,033	$308,033
Routes	23,463	23,463
Trademarks	3,938	3,938

(1)
Until December 31, 2018, the Group assigned goodwill and intangible assets with an indefinite life to the following Cash Generating Units (CGU): Avianca Ecuador. S.A., Grupo Taca Holdings Limited. and Tampa Cargo S.A.S. The interrelation between the companies of the air division and given that the Company manages the division as a single business unit, for the purposes of valuation for the year 2019 it has been decided to consider these companies and the rest of the air operators, as a single CGU.

The group performed its annual impairment test in the fourth quarter of 2019 consistently with previous years. As of December 31, 2019, and 2018, the Group did not identify potential impairment of goodwill or intangible assets.
Basis for calculating recoverable amount
The recoverable amounts of CGUs have been measured based on their value-in-use.
Value-in-use
is calculated using a discounted cash flow model. Cash flow projections are based on the Business plan approved by the Board covering a five-year period. Cash flows extrapolated beyond the five-year period are projected to increase based on long-term growth rates. Cash flow projections are discounted using the CGU’s pre-tax
discount rate.
Under the Board of directors approved business plan in the fourth quarter of the year. The business plan cash flows used in the value-in-use
calculations reflect all restructuring of the business that has been approved by the Board and which can be executed by Management under existing agreements.
Macroeconomic assumptions are based on market data extracted from Bloomberg for both the expected WTI price and the expected interest rate levels, which have a direct impact on our cost projections, all costs are affected by inflation.

The main hypotheses used in the calculations of the value in use are as follows:

	December 31, 2019	December 31, 2018 (1)
Carrying amount of goodwill, routes and trademarks with indefinite life	$335,435	$335,435
Impairment losses	—	—
Revenue growth p.a. over planning period	2.3% to 5%	-0.6% to 9.6%
Operating income over planning period	5.2% to 8.8%	-3.0% to 17.7%
Capital expenditures over planning period	(0.2%) to 12.69%	2% to 17%
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	4.3%	4.2%
Operating Income after planning period	10.00%	8.13%
Capital expenditures after planning period	6.43%	8%
Business Enterprise Value	9,269,446	3,176,243
Discount rate	8.72%	11.7%

(1)
Until December 31, 2018, the Group assigned goodwill and intangible assets with an indefinite life to the following Cash Generating Units (CGU): Avianca Ecuador. S.A., Grupo Taca Holdings Limited. and Tampa Cargo S.A.S. The interrelation between the companies of the air division and given that the Company manages the division as a single business unit, for the purposes of valuation for the year 2019 it has been decided to consider these companies and the rest of the air operators, as a single CGU. The resulting differences between the 2018 and 2019 periods are derived from this change.